Exhibit 99.3

Exception Grades

Run Date - 4/16/2025 10:30:24 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222802143		3158545899		32822915			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-02-11): Sufficient Cure Provided At Closing		02/11/2025		1	A	A	A	A	A	A	A	A	A	A		SC	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802143		3158545899		32822954			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10		FSD score on AVM in file is [redacted], which does not meet the Fitch requirements. Please provide a CDA or field review supporting the original appraised value.				Reviewer Comment (2025-03-05): CDA received Buyer Comment (2025-03-05): Please see attached CDA.	03/05/2025			1	A	A	D	A	A	A	A	A	A	A		SC	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802149		3158545902		32808639			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Second Home not provided		The file is missing a copy of Rider Second Home				Reviewer Comment (2025-03-05): recorded security instrument with second home rider received Buyer Comment (2025-03-05): Please see attached security instrument with second home rider.	03/05/2025			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802215		3158545953		32791156			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2025-02-12): CDA received Buyer Comment (2025-02-12): Please review CDA	02/12/2025			1	D	A	D	A	D	A	D	A	D	A		MO	Primary	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802215		3158545953		32791535			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. An itemization of amount financed is not provided to determine source of discrepancy.				Reviewer Comment (2025-03-04): [redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Buyer Comment (2025-03-03): Please see attached LOE, Refund Check, Proof of Delivery and Corrected CD,		03/04/2025		2	C	B	C	B	C	B	C	B	C	B		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802215		3158545953		32791536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. An itemization of amount financed is not provided to determine source of discrepancy.				Reviewer Comment (2025-03-04): [redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Buyer Comment (2025-03-04): Please see docs uploaded		03/04/2025		2	C	B	C	B	C	B	C	B	C	B		MO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802301		3158546186		32860982			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [redacted], missing evidence of receipt and the presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-02-18): proof of appraisal delivery received Buyer Comment (2025-02-18): Do not Concur. Appraisal sent via DocMagic on [redacted]	02/18/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802301	3158546186	32860992	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of -$[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of -$[redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.	Reviewer Comment (2025-02-27): SitusAMC received valid COC document dated [redacted]

Buyer Comment (2025-02-26): Do not Concur. Valid CICs for appraised value and loan points occurred on [redacted] that decreased premium pricing from $[redacted] to $[redacted]. LEv4 disclosed timely [redacted]. Then premium pricing increased at closing to [redacted] that does not require a CIC for an increase in prem pricing.

Reviewer Comment (2025-02-25): [redacted] received COC dated [redacted], however the change was not proportionate to the loan amount change.  Though an LTV may change, the information did not state that there was a pricing/product/program change.  Please provide additional sufficient information or cure would be required.

Buyer Comment (2025-02-24): Do not Concur. Prem pricing did not change to $[redacted] LE dated [redacted]. Premium pricing change to $[redacted] on CDv2 with valid CIC for loan amount change on [redacted] and CDv2 disclosed same day. Please see previous backup docs reflecting the customer recieved the higher amount at closing. No CIC required for [redacted] since the customer did not receive the lower amount of $[redacted].

Reviewer Comment (2025-02-24): [redacted] received system snip for loan amount change on [redacted] and corresponding CD received on [redacted]. However, the Lender credit decreased from $[redacted] to $[redacted] on LE dated [redacted] and there seems to be no valid COC in the loan file for the pricing changed. Provide additional information to support a pricing change for the lender credit decreased or cure would be due.

Buyer Comment (2025-02-20): After further review the Premium pricing change to $[redacted] on CDv2 with valid CIC for loan amount change on [redacted] and CDv2 disclosed same day.

Reviewer Comment (2025-02-20): SitusAMC received COC for change in lender credit due to change in unpaid principal balance. However, the reason provided is not sufficient. Pease provide additional information to validate the pricing change due to change in principal balance.

Buyer Comment (2025-02-18): Do not Concur. Valid CICs of unpaid principle  balance, Loan points, and required fee changes on [redacted]. LEv4 disclosed timely same day.
																		02/27/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802301		3158546186		32861003			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee amount increased on Revised LE issued [redacted] with no valid Change of Circumstances evident. No cure was provided to the Borrower.				Reviewer Comment (2025-02-20): SitusAMC received COC and snip of appraiser comment. Buyer Comment (2025-02-18): Do not Concur. Please see valid CIC on [redacted] and complexity comments regarding appraisal increase	02/20/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes